Goodwill - Changes in goodwill (Details) - Goodwill $ in Thousands	3 Months Ended
Mar. 31, 2023 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,982
Effects of foreign exchange	77
Balance at end of period	$ 6,059